Other Income, Net - Schedule of Other Income, Net (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Other Nonoperating Income (Expense) [Abstract]
Bank interest income, net	$ 26,753	$ 3,413	$ 17,966
Reversal of accounts receivable allowance	258,924	33,026	0
Reversal of accrued expenses	128,031	16,330	0
Others	521	66	(187)
Other income, net	$ 414,229	$ 52,835	$ 17,779